Income Taxes (Components Of Deferred Tax assets And liabilities) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets and Liability [Line Items]
Inventory and Inventory Related Items	$ 196,871	$ 234,000
Warranty Reserves	10,845	32,000
Accrued Interest	9,673	152,000
Accrued Services	(1,887)	28,000
Accrued Loss Contingency	0	9,000
Accrued Officer Compensation	111,276	0
Net Operating Loss Carryforwards	9,739,496	2,881,000
Accrued Compensation	0	405,000
Amortization	(143,364)	0
(Gain)Loss on Fixed Assets	100,464	0
Patents Costs and Loss on Abandonment or Sale of Patents	(81,093)	0
Charitable Contributions	2,487	0
Unrealized Gains/Losses	47,049	0
Tax Credit Carryforwards	1,466,429	1,399,000
Depreciation	7,832	11,000
Total Gross Deferred Tax	11,466,078	5,151,000
Valuation Allowance-100%	(11,466,078)	(5,151,000)
Net Deferred Tax	$ 0	$ 0